Borrowings, Facilities (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended		18 Months Ended
	Apr. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2019 EUR (€)
Borrowing facilities [Abstract]
Borrowings		$ 4,670.7		$ 4,845.9
Repayments	$ 200.0	$ 212.6	$ 372.1	$ 252.9
Bottom of Range [Member]
Borrowing facilities [Abstract]
Aggregate net leverage covenant percentage		35.00%
LIBOR [Member]
Borrowing facilities [Abstract]
Borrowing interest rate floor				1.00%
Bank Loan Secured [Member]
Borrowing facilities [Abstract]
Borrowings		$ 4,775.0	1,595.2	$ 4,996.9
Repayments		212.6		252.9
Senior Secured Term Loan B-2 by MA FinanceCO LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 1,414.7	1,515.2	1,503.8
Borrowings, interest rate		2.25%			2.25%
Borrowing interest rate floor		0.00%			0.00%
Repayments		$ 89.1		11.4
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Borrowing facilities [Abstract]
Borrowings		$ 2,486.3	0.0	2,580.5
Borrowings, interest rate		2.50%			2.50%
Borrowings, maturity		P7Y
Borrowing interest rate floor		0.00%			0.00%
Original discount rate on debt issuance		0.25%			0.25%
Repayments		$ 94.2		19.5
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 368.2	0.0	382.1
Borrowings, interest rate		2.50%			2.50%
Borrowings, maturity		P7Y
Borrowing interest rate floor		0.00%			0.00%
Original discount rate on debt issuance		0.25%			0.25%
Repayments		$ 13.9		2.9
Senior Secured Term Loan B by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 505.8			€ 452.8
Borrowings, maturity		P7Y
Original discount rate on debt issuance		0.25%			0.25%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		2.75%			2.75%
Borrowing interest rate floor		0.00%			0.00%
Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Borrowings		$ 0.0	$ 80.0	0.0
Borrowings, interest rate		3.25%			3.25%
Borrowing interest rate floor		0.00%			0.00%
Repayments		$ 0.0		$ 215.0
Undrawn amount on borrowing facilities		$ 500.0
Interest rate on undrawn borrowings amount		0.375%			0.375%
Term Loans [Member]
Borrowing facilities [Abstract]
Borrowings		$ 4,775.0